Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Profit before taxation		$ 11,119	$ 18,167	$ 12,816
Profit after tax for the year		6,972	13,925	8,851
Post-tax foreign exchange gains		60	936
Post-tax foreign exchange loss		9	$ 386
US Dollar Net Debt [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains				420
Intragroup balances [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange loss				$ 908
Rossing Uranium Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	68.62%
Profit before taxation	$ 289
Profit after tax for the year	$ 289
Oyu Tolgoi Llc [Member]
Disclosure of operating segments [Line Items]
Write-back of net realisable value provision		75
Impairment gain (loss) excluded from underlying earnings		19
Obligations On Legacy Operations [Member]
Disclosure of operating segments [Line Items]
Write-back of net realisable value provision		246
Impairment gain (loss) excluded from underlying earnings		$ (233)